DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)			2 Months Ended	6 Months Ended	12 Months Ended
	Nov. 08, 2022	Feb. 07, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from isssuance				$ 132,250,000	$ 132,250,000
Offering costs					$ 4,628,750
Business combination description of transaction					The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Initial Public Offering, including proceeds of the Private Placement Warrants, will be held in a trust account (“Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.
Retained earnings restrictions					the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.
Debt instrument redemption price percentage					100.00%
Interest expense					$ 100,000
Business Combination Agreement [Member] | Conduit Pharmaceuticals Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued	$ 650,000,000
Share issued price per share	$ 10.00
Subscription Agreements [Member] | Conduit Pharmaceuticals Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued	$ 27,000,000
Transaction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination description of transaction					(i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues		13,225,000
Proceeds from isssuance		$ 132,250,000
Sale of stock					13,225,000
Sale of stock price per share					$ 10.00
Net proceeds from sale of equity		$ 139,790,000
Share issued price per share					$ 10.00
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock		754,000			754,000
Sale of stock price per share		$ 10.00			$ 10.00
Gross proceeds from shares issuance		$ 7,540,000
Overfunding of the trust account		4,895,000
Operating cash account		2,000,000
Offering costs		$ 2,895,000